Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share attributable to weighted average number of outstanding ordinary shares
Loss per share
14	Loss per share

Basic loss per share is the amount of losses available to each share of common stock outstanding during the reporting period. Diluted loss per share is the amount of losses available to each share of common stock outstanding during the reporting period adjusted to include the effect of potentially dilutive common shares.

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Numerator:
Net loss available to common stockholders	(1,119,555)	(1,560,535)	(4,673,447)	(3,633,248)
Denominator:
Weighted average common shares outstanding – basic and diluted	18,000,000	18,000,000	20,471,507	20,471,507
Loss per common share:
Basic and diluted (cents)	(6.22)	(8.68)	(22.83)	(17.75)